Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues:
Revenues	$ 37,978	$ 25,670	$ 205,142	$ 94,601	$ 150,524
Depreciation on sharing vehicles	8,940	5,017	47,335	23,791	112,234
Gross margin	3,423	2,040	39,406	(23,534)	(135,675)
Other operating expenses:
General and administrative	84,650	30,190	209,998	152,910	192,063
Selling and marketing	5,051	3,507	17,906	18,404	16,656
Research and development	10,513	7,299	31,426	34,376	40,836
Tariff reimbursement			0	(24,986)	0
Total operating expenses	100,214	40,996	259,330	180,704	249,555
Loss from operations	(96,791)	(38,956)	(219,924)	(204,238)	(385,230)
Interest expense, net	(1,401)	(1,572)	(6,073)	(6,562)	(4,955)
Other income (expense), net	108,580	(35,652)	29,873	2,634	2,979
Loss before income taxes	10,388	(76,180)	(196,124)	(208,166)	(387,206)
Provision for income taxes	37	20	209	64	276
Net income (loss)	$ 10,351	$ (76,200)	$ (196,333)	$ (208,230)	$ (387,482)
Net loss per share attributable to common stockholders, basic and diluted			$ (2.51)	$ (5.57)	$ (18.31)
Weighted-average shares of common stock outstanding			84,260,800	37,366,609	21,156,933
Earnings (loss) per share attributable to common stockholders
Basic	$ 0.04	$ (1.69)
Diluted	$ 0.04	$ (1.69)
Weighted-average shares of common stock outstanding:
Basic	269,825,019	46,420,222
Diluted	280,949,068	46,420,222
Sharing [Member]
Revenues:
Revenues	$ 33,577	$ 21,649	$ 187,327	$ 79,941	$ 140,448
Cost of sharing, exclusive of depreciation, Cost of product sales	21,386	14,398	101,061	71,628	153,646
Product Sales [Member]
Revenues:
Revenues	4,401	4,021	17,815	14,660	10,076
Cost of sharing, exclusive of depreciation, Cost of product sales	$ 4,229	$ 4,215	$ 17,340	$ 22,716	$ 20,319